The fair value of the derivative liability is determined using the lattice model, is re-measured on the Company’s reporting dates, and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the expected (Details) - Fair Value, Inputs, Level 3 [Member]
	Oct. 31, 2021 $ / shares	Jan. 31, 2021 $ / shares
Measurement Input, Share Price [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	1.24	4.30
Measurement Input, Share Price [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	2.25	1.75
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Contractual term	3 months	9 months 22 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Contractual term	8 months 19 days	2 months 26 days
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.598	1.8480
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	1.252	5.440
Increase (Decrease) in Accrued Expenses - Related Party | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.2179	0.2109
Increase (Decrease) in Accrued Expenses - Related Party | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.2280	0.2490
Working capital deficit
Derivative [Line Items]
Derivative liability, measurement input	1.24	3.62
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.0028	0.0005
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.0033	0.0013
Amortization of debt discount
Derivative [Line Items]
Derivative liability, measurement input	0	0